Risk management, derivative instruments and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2020
Risk management, derivative instruments and concentrations of risk
Schedule of interest rate swap agreements

As of June 30, 2020, the following interest rate swap agreements were outstanding:

			Fair
			value
	Interest		carrying		Fixed
	Rate	Notional	amount		Interest
(in thousands of U.S. dollars)	Index	amount	liability	Term	Rate(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$107,491	(7,011)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$59,130	(6,369)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$59,130	(5,961)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$59,130	(5,864)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$59,130	(5,655)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	Derivative	Derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	Instruments	instruments	instruments
As of June 30, 2020
Interest rate swaps	$—	$—	$(7,208)	$(23,652)
As of December, 2019
Interest rate swaps	$—	$—	$(2,907)	$(12,028)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and six months ended June 30, 2020 and 2019.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Six months ended
	June 30, 2020		June 30, 2020
		Income
	Interest	tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(1,022)	$—	$(1,810)	$—
Amortization of amount excluded from hedge effectiveness	235	—	400	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	53	(512)	129
Total gains (losses) on derivative instruments	$(1,043)	$53	$(1,922)	$129

	Three months ended		Six months ended
	June 30, 2019		June 30, 2019
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(113)	$—	$(112)	$—
Amortization of amount excluded from hedge effectiveness	224	—	468	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(248)	54	(475)	117
Settlement of cash flow hedge	—	—	199	—
Total gains (losses) on derivative instruments	$(137)	$54	$80	$117

Schedule of effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive
	income			Earnings
	Before tax	Tax
	gains	benefit	Net of	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	tax	expense	benefit
Balance as of December 31, 2019	$(18,119)	176	$(17,943)
Effective portion of unrealized loss on cash flow hedge	(18,136)	—	(18,136)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	1,810	—	1,810	(1,810)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	512	(129)	383	(512)	129
Other comprehensive income for period	(15,814)	(129)	(15,943)
Balance as of June 30, 2020	$(33,933)	47	$(33,886)
Gain (loss) reclassified to earnings				$(2,322)	$129

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended June 30, 2019.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive
	income			Earnings
	Before tax	Tax
	gains	benefit	Net of	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	tax	expense	benefit
Balance as of December 31, 2018	$(5,902)	565	$(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(625)	—	(625)
Effective portion of unrealized loss on cash flow hedge	(12,896)	—	(12,896)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	112	—	112	(112)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	475	(117)	358	(475)	117
Other comprehensive income for period	(12,934)	(117)	(13,051)
Balance as of June 30, 2019	$(18,836)	448	$(18,388)
Gain (loss) reclassified to earnings				$(587)	$117
Other comprehensive income for the period from July 1, 2019 to December 31 2019	717	(272)	445
Balance as of December 31, 2019	$(18,119)	176	$(17,943)